Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 2,865	$ 5,886
Cash Collateral for Borrowed Securities	2,000
Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 865	386
Letter of guarantee
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		$ 5,500